Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of income tax expense
(a)	Income tax expense for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Current income tax expense	~~W~~	1,498,819	1,663,188	1,301,802
Temporary differences		(322,279)	(397,017)	493,026
Income tax recognized in other comprehensive income		294,496	344,941	(307,868)

Income tax expenses	~~W~~	1,471,036	1,611,112	1,486,960

Summary of income tax expense calculated by multiplying net income before tax with the tax rate
(b)	Income tax expense calculated by multiplying net income before tax with the tax rate for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Profit before income taxes	~~W~~	5,583,664	6,366,626	5,964,960

Income taxes at statutory tax rates		1,530,030	1,740,460	1,564,388
Adjustments:
Non-taxable income		(8,417)	(13,902)	(10,350)
Non-deductible expense		15,975	16,762	16,514
Tax credit		(159)	(1,233)	(1,185)
Others		(66,393)	(130,975)	(82,407)

Income tax expense	~~W~~	1,471,036	1,611,112	1,486,960

Effective tax rate		26.35%	25.31	24.93

Summary of deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences
(c)	Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Beginning Balance		Profit or loss	Other comprehensive income (loss)	Ending Balance
Unearned income	~~W~~	(340,992)	(9,780)	—	(350,772)
Account receivable		(26,580)	2,885	—	(23,695)
Financial assets measured at fair value		57,933	(1,152,836)	2,101,344	1,006,441
Investment in associates and etc.		178,262	(3,550)	8,698	183,410
Valuation and depreciation of property and equipment		(135,375)	34,757	—	(100,618)
Derivative asset		22,215	207,521	32,617	262,353
Deposits		24,430	12,617	—	37,047
Accrued expenses		154,716	55,012	—	209,728
Defined benefit obligation		549,950	23,960	(98,133)	475,777
Plan assets		(601,844)	(36,244)	2,107	(635,981)
Other provisions		389,570	9,303	—	398,873
Allowance for acceptances and guarantees		32,462	(8,039)	—	24,423
Allowance related to asset revaluation		(49,713)	1,822	—	(47,891)
Allowance for expensing depreciation		(274)	72	—	(202)
Accrued contributions		36,114	925	—	37,039
Financial liabilities designated at fair value through profit of loss		(74,655)	(204,434)	—	(279,089)
Allowances		132,239	33,839	—	166,078
Constructive dividend		16,737	450	—	17,187
Liability under insurance contracts		96,760	(3,223)	—	93,537
Others		(1,017,980)	1,131,269	(1,701,692)	(1,588,403)

		(556,025)	96,326	344,941	(114,758)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		266,605	(47,047)	—	219,558

	~~W~~	(289,420)	49,279	344,941	104,800

(*)	Deferred tax assets from overseas subsidiaries are decreased by ~~W~~ 2,797 million due to foreign exchange rate movements.

	2023
	Beginning Balance		Profit or loss	Other comprehensive income (loss)	Ending Balance
Unearned income	~~W~~	(350,772)	(81,504)	—	(432,276)
Account receivable		(23,695)	2,341	—	(21,354)
Financial assets measured at fair value		1,006,441	587,125	(1,139,313)	454,253
Investment in associates and etc.		183,410	7,439	(2,581)	188,268
Valuation and depreciation of property and equipment		(100,618)	(3,460)	—	(104,078)
Derivative asset		262,353	(81,234)	(28,731)	152,388
Deposits		37,047	(3,494)	—	33,553
Accrued expenses		209,728	11,730	—	221,458
Defined benefit obligation		475,777	(1,566)	70,456	544,667
Plan assets		(635,981)	16,645	1,353	(617,983)
Other provisions		398,873	111,731	—	510,604
Allowance for acceptances and guarantees		24,423	(2,406)	—	22,017
Allowance related to asset revaluation		(47,891)	182	—	(47,709)
Allowance for expensing depreciation		(202)	62	—	(140)
Accrued contributions		37,039	630	—	37,669
Financial assets (liabilities) designated at fair value through profit of loss		(279,089)	46,492	—	(232,597)
Allowances		166,078	57,988	—	224,066
Constructive dividend		17,187	531	—	17,718
Liability under insurance contracts		93,537	(82,092)	—	11,445
Others		(1,588,403)	(754,058)	790,948	(1,551,513)

		(114,758)	(166,918)	(307,868)	(589,544)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		219,558	(18,890)	—	200,668

	~~W~~	104,800	(185,808)	(307,868)	(388,876)

(*1)	Deferred tax assets from overseas subsidiaries are decreased by ~~W~~ 650 million due to foreign exchange rate movements.
(*2)	The Group does not recognize deferred tax assets and liabilities related to global minimum tax laws by applying the temporary exception provision for deferred tax in IAS 12.

Summary of deferred tax assets and liabilities that were directly charged or credited to equity
(d)	Deferred tax assets and liabilities that are directly charged or credited to equity for the years ended December 31, 2022 and 2023 are as follows:

	January 1, 2022			Changes		December 31, 2022
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	(1,011,185)	261,472	(8,021,562)	2,101,344	(9,032,747)	2,362,816
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(2,506)	689	(4,508)	1,170	(7,014)	1,859
Foreign currency translation adjustments for foreign operations		(116,857)	(8,362)	13,090	(154)	(103,767)	(8,516)
Gain (loss) on cash flow hedges		(35,753)	9,629	(102,881)	32,617	(138,634)	42,246
Equity in other comprehensive income (loss) of associates		13,361	(5,765)	(24,420)	8,698	(11,059)	2,933
Remeasurements of the defined benefit liability		(473,551)	130,426	347,157	(96,026)	(126,394)	34,400
Net finance income (expense) on insurance contract		459,556	(126,378)	6,442,655	(1,702,708)	6,902,211	(1,829,086)

	~~W~~	(1,166,935)	261,711	(1,350,469)	344,941	(2,517,404)	606,652

	January 1, 2023			Changes		December 31, 2023
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	(9,032,747)	2,362,816	4,305,703	(1,139,313)	(4,727,044)	1,223,503
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(7,014)	1,859	1,736	(466)	(5,278)	1,393
Foreign currency translation adjustments for foreign operations		(103,767)	(8,516)	(1,576)	(4,658)	(105,343)	(13,174)
Gain (loss) on cash flow hedges		(138,634)	42,246	90,011	(28,731)	(48,623)	13,515
Equity in other comprehensive income (loss) of associates		(11,059)	2,933	9,738	(2,581)	(1,321)	352
Remeasurements of the defined benefit liability		(126,394)	34,400	(272,144)	71,809	(398,538)	106,209
Net finance income (expense) on insurance contract		6,902,211	(1,829,086)	(2,989,301)	796,072	3,912,910	(1,033,014)

	~~W~~	(2,517,404)	606,652	1,144,167	(307,868)	(1,373,237)	298,784

Summary of the amount of deductible temporary differences, unused tax losses, and unused tax credits that are not recognized as deferred tax assets
(e)	The amount of deductible temporary differences that are not recognized as deferred tax assets as of December 31, 2022 and 2023 are as follows:

	2022		2023
Temporary differences related to Shinhan EZ General Insurance Co., Ltd. (*1)	~~W~~	119,553	112,293
Shinhan AI Co., Ltd. (*2)		—	13

		119,553	112,306

(*1)
Shinhan EZ General Insurance Co., Ltd., a subsidiary of the Group, suffered a net loss for the current period, etc. As of the end of 2023, deferred corporate tax assets were not recognized as it was determined that the temporary difference to be deducted in excess of the temporary difference to be added and the tax loss were not feasible.

(*2)	Shinhan AI Co., Ltd, a subsidiary of the Group, did not recognize deferred corporate tax assets for temporary differences in consideration of liquidation in 2024.
(*3)	The expiration date of unused carried tax losses not recognized as deferred tax assets as of the end of the reporting period is as follows:

	Less than 1 year		1~2 years	2~3 years	More than 3 years	Total
Tax loss carried-forward	~~W~~	19,979	9,006	7,444	68,786	105,215

Summary of the amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities
(f)	The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities as of December 31, 2022 and 2023 are as follows:

	2022		2023
Investment in subsidiaries, etc.	~~W~~	(8,888,268)	(9,331,214)

Summary of deferred tax assets and liabilities presented on a gross basis prior to any offsetting
(g)
The Group set off a deferred tax asset against a deferred tax liability of the same taxable entity if, and only if, they relate to income taxes levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Deferred tax assets and liabilities presented on a gross basis prior to any offsetting as of December 31, 2022 and 2023 are as follows:

	2022		2023
Deferred tax assets	~~W~~	1,620,246	1,300,568
Deferred tax liabilities		1,515,446	1,689,444